Long-term and Short-term Debt (Details 2) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 General Credit Facility [Member]	Dec. 31, 2011 General Credit Facility One [Member]	Dec. 31, 2011 General Credit Facility Two [Member]
Debt Instrument [Line Items]
Borrowers				MetLife, Inc. and MetLife Funding, Inc.	MetLife, Inc. and MetLife Funding, Inc.
Expiration				October 2013	August 2016
Line of Credit Facility, Maximum Borrowing Capacity			$ 4,000	$ 1,000	$ 3,000
Letter of Credit Issuances			3,084	104	2,980
Collateral financing arrangements	4,647	5,297	0	0	0
Unused Commitments			$ 916	$ 896	$ 20